Note 19 - Trade Receivables - Current Trade Receivables (Details) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Trade receivables	R$ 5,140.1	R$ 5,335.7
Bad debt provision	(555.3)	(521.5)
Net, trade receivables	4,584.8	4,814.2
Related parties (Note 33)	294.5	130.6
Total current trade receivables	R$ 4,879.3	R$ 4,944.8